Citigroup Mortgage Loan Trust 2021-J3 ABS-15G

Exhibit 99.1 - Schedule 4

Edgar ID	Field	Audit	Tape	MATCH
1000085	Purpose Of Loan Proceeds	6	7	FALSE
1000086	Purpose Of Loan Proceeds	3	9	FALSE
1000148	Purpose Of Loan Proceeds	6	7	FALSE
1000166	Purpose Of Loan Proceeds	3	9	FALSE
1000273	Purpose Of Loan Proceeds	6	7	FALSE